DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Description of Plan [Line Items]
Schedule of Employer Annual Fixed Contribution	The contribution schedule for the non-elective contribution is as follows:

Age + Years of Service	Employer Contribution in % of Compensation
< 40	3%
40 to 59	4%
60 to 79	5%
80 +	7%